INVESTMENT IN A JOINT VENTURE AND JOINT OPERATION (Schedule of NPI Summarized Financial Information) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of joint ventures [line items]
Current assets	$ 90,298,000	$ 77,519,000
Non-current assets	370,646,000	38,236,000
Current liabilities	(77,004,000)	(34,126,000)
Non-current liabilities	(238,601,000)	(21,835,000)
Net assets (liabilities) (100%)	165,700
Revenue	165,698,000	50,463,000	$ 49,202,000
Net and total profit (loss) (100%)	(18,483,000)	4,652,000	6,514,000
NeoPollard Interactive LLC [Member]
Disclosure of joint ventures [line items]
Current assets	25,812,000	23,303,000
Non-current assets	1,278,000	1,501,000
Current liabilities	(26,644,000)	(24,075,000)
Non-current liabilities	(2,132,000)	(2,839,000)
Net assets (liabilities) (100%)	(1,686,000)	(2,110,000)
Net assets (liabilities) (50%)	(843,000)	(1,055,000)
Adjustments	304,000	225,000
Company share of Joint Venture net assets (liabilities)	(539,000)	(830,000)
Revenue	84,533,000	64,032,000	18,032,000
Distribution expenses	49,093,000	44,970,000	16,116,000
Selling, general and marketing expenses	1,044,000	993,000	776,000
Depreciation	340,000	385,000	405,000
Net and total profit (loss) (100%)	34,056,000	17,684,000	735,000
Net and total profit (loss) (50%)	17,028,000	8,842,000	367,000
Adjustments	4,557,000	3,604,000	1,026,000
Share in profits of NPI	21,585,000	12,446,000	1,393,000
Distribution from NPI	$ 21,294,000	$ 12,251,000	$ 3,021,000